Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments under operating leases

December 31, 2019
2020	$379,638
2021	374,550
2022	301,183
Total future lease payments	1,055,371
Less imputed interest	(67,707)
Total lease liabilities	987,664
Less: current portion	(339,330)
Operating lease liability, non-current	$648,334